Other Long-Term Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other non-current liabilities [text block] [Abstract]
Decommissioning liabilities on property and equipment	$ 3.9	$ 2.9
Interest expense related to decommissioning liabilities	0.1	0.1
Decommissioning liabilities		$ 0.2
Interest payments	$ 13.3